STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Details of Dividend Payments
The following table provides details of dividend payments, excluding dividend equivalent rights, in 2014, 2015, and 2016 under our Board approved quarterly cash dividend policy:

Payment Date	Amount per Share	Total Amount
		(in millions)
2014	$1.10	$170
2015	$1.14	$170
2016	$1.16	$172

Class of Treasury Stock
Excluding shares acquired in connection with employee stock plans as well as 0.36 million shares received in March 2015 upon final settlement of our accelerated share repurchase agreement, or ASR Agreement, described below, for which no cash was paid during the period, share repurchases were as follows during the years ended December 31, 2015 and 2014. Excluding shares acquired in connection with employee stock plans, there were no share repurchases in 2016.

		Year Ended December 31,
		2015		2014
Authorization Date	Purchase Not to Exceed	Shares	Cost	Shares	Cost
	(in millions)
September 2014	$2,000	1.85	$329	4.10	$635	(a)
April 2014	1,000	—	—	1.50	184
April 2013	1,000	—	—	0.10	11
Total repurchases		1.85	$329	5.70	$830
(a) Includes $100 million held back by Goldman Sachs pending final settlement of the ASR
Agreement in March 2015 at which time we received an additional 0.36 million shares which are excluded from the table above.